RELATED PARTY TRANSACTIONS (Details) - USD ($) $ in Thousands	1 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2021	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2021
Minimum
Related Party Transaction [Line Items]
Amount of required payments	$ 4,000	$ 4,000
Maximum
Related Party Transaction [Line Items]
Amount of required payments	$ 10,000	$ 10,000
Sales representation agreement
Related Party Transaction [Line Items]
Expenses			$ 6,724	$ 9,232	$ 4,443
Accrued expenses			$ 2,786	$ 2,388
Project Statement of Work
Related Party Transaction [Line Items]
Payments for software and services						$ 250,000